SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		11 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Current:
US Federal
Canada
Total current
Deferred:
US Federal
Canada
Total deferred
Provision for income taxes